CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

	December 31, 2013	December 31, 2012
Cash at the bank and on hand	104.7	34.0
Restricted cash[1]	39.6	—

	144.3	34.0

[1]	At December 31, 2013 $39.6 million was in an escrow account, being the consideration for the Witwatersrand Consolidated Gold Resources Limited acquisition. Refer to note 23 for further details relating to the transaction.